Loans and Allowance for Loan Losses (Details 4) - Loans Receivable - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Categories of impaired loans
Non-accrual loans	$ 4,418	$ 18,243
Performing TDRs	5,850	17,720
Total impaired loans	$ 10,268	$ 35,963